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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06/30/12

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	August 14, 2012
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	26

Form 13F Information Table Value Total: $362,341
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  	Sole
--------------		--------    -----      -------------   ----------  -------   -----  ----------		----
21VIANET GROUP INC   SPONSORED ADR  90138A103	     207	 18,100	   SH		    SOLE		18,100
AMAZON COM INC		  COM	    023135106	  16,441	 72,000	   SH		    SOLE		72,000
APPLE INC		  COM	    037833100	  35,040 	 60,000    SH 		    SOLE		60,000
CHARTER COMMUNICATIONS	CL A NEW    16117M305	   8,504	120,000	   SH		    SOLE	       120,000
   INC D
COMCAST CORP NEW	  CL A	    20030N101	   7,673	240,000    SH 		    SOLE       	       240,000
EQUINIX INC		  COM NEW   29444U502	 119,108 	678,100    SH 		    SOLE               678,100
EXPEDIA INC DEL		  COM NEW   30212P303	  17,305	360,000	   SH		    SOLE	       360,000
FACEBOOK INC		  CL A	    30303M102	   2,365	 76,000	   SH		    SOLE	        76,000
FORTINET INC		  COM	    34959E109	  12,539	540,000	   SH		    SOLE	       540,000
GENERAL MTRS CO	  	  COM	    37045V100	   4,141	210,000	   SH		    SOLE               210,000
INTERXION HOLDING N.V.	  SHS	    N47279109	   3,260	180,000	   SH		    SOLE	       180,000
JP MORGAN CHASE & CO	  COM	    46625H100	  10,255	287,000	   SH		    SOLE	       287,000
MASTERCARD INC  	  CLA	    57636Q104	  23,441	 54,500    SH		    SOLE		54,500
NETFLIX INC		  COM	    64110L106	   2,958 	 43,200    SH 		    SOLE                43,200
OCH ZIFF CAP MGMT CORP	  CLA	    67551U105	   9,286      1,225,000    SH		    SOLE             1,225,000
OPENTABLE INC		  COM	    68372A104	   4,771	106,000	   SH		    SOLE               106,000
PANDORA MEDIA INC	  COM	    698354107	   8,707	801,000	   SH		    SOLE	       801,000
PRICELINE COM INC	  COM NEW   741503403	   3,987	  6,000	   SH		    SOLE		 6,000
QUALCOMM INC	          COM	    747525103	   3,396	 61,000	   SH		    SOLE                61,000
RACKSPACE HOSTING INC 	  COM	    750086100	  21,970	500,000	   SH		    SOLE               500,000
TRIPADVISOR INC		  COM	    896945201	  32,177 	720,000    SH 		    SOLE               720,000
TUMI HLDGS INC.		  COM	    89969Q104	   1,715	 98,000	   SH		    SOLE	        98,000
TW TELECOM INC		  COM	    87311L104	   6,158 	240,000    SH 		    SOLE               240,000
VERINT SYS INC 	  	  COM	    92343X100	   3,361	113,880	   SH		    SOLE               113,880
GENERAL MTRS CO	 *W EXP 07/10/2016  37045V118	   1,458	132,312	   SH		    SOLE               132,312
GENERAL MTRS CO	 *W EXP 07/10/2019  37045V126	   2,117	312,312	   SH		    SOLE               312,312



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